Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) / Recovery	$ 1,207.8	$ 3,704.8
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	10,430.2
End of period	7,841.6	10,430.2
General and administrative costs capitalized	40.0	48.0
Share-based compensation expense capitalized	4.3	7.7
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	26,749.9
End of period	23,155.8	26,749.9
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(16,319.7)
End of period	(15,314.2)	(16,319.7)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	10,373.1	14,004.0
Acquisitions through business combinations, net	8.7	12.2
Additions	1,075.7	1,083.6
Dispositions, net	(1,230.9)	(523.8)
Transfers from exploration and evaluation assets	380.6	705.9
Reclassified as assets held for sale	(195.0)	0.0
Depreciation	(1,087.4)	(1,412.4)
Impairment	(1,466.4)	(3,704.8)
Foreign exchange	(70.8)	208.4
End of period	7,787.6	10,373.1
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	26,635.3	25,881.1
End of period	23,038.6	26,635.3
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(16,262.2)	(11,877.1)
Impairment	1,210.0	3,700.0
End of period	(15,251.0)	(16,262.2)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	57.1	58.4
Additions	2.9	7.7
Depreciation	(5.9)	(9.2)
Foreign exchange	(0.1)	0.2
End of period	54.0	57.1
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	114.6	106.4
End of period	117.2	114.6
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(57.5)	(48.0)
End of period	(63.2)	(57.5)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	7,230.0
End of period	$ 5,150.0	$ 7,230.0